RESTRUCTURING (Tables)	12 Months Ended
Mar. 31, 2018
RESTRUCTURING
Summary of restructuring-related activities

The following table summarizes restructuring-related activities during the year ended March 31, 2018 from continuing operations (in thousands):

	Thousands of Yen
	Termination Benefits		Lease Exit Costs		Impairment charges on leasehold improvements		Other		Total
Accrual balance as of March 31, 2017	¥	－	¥	－	¥	－	¥	－	¥	－
Restructuring charge		144,015		272,724		341,578		23,055		781,372
Cash paid		(144,015)		(92,779)		－		(12,153)		(248,947)
Non-cash		－		－		(341,578)		－		(341,578)
Accrual balance as of March 31, 2018	¥	－		¥179,945	¥	－		¥10,902		¥190,847